EATON & VAN WINKLE LLP
                                  3 Park Avenue
                               New York, NY 10016

                                 January 7, 2008

Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549
         Attention: Max Webb, Assistant Director

                    Re. Air Industries Group, Inc.
                        Preliminary Schedule 14A
                        File No. 000-29245

Ladies and Gentlemen:

      On behalf of Air Industries Group, Inc., a Delaware corporation (the "Company"), I am submitting a preliminary Schedule 14A in connection with the Company's Special Meeting of Stockholders scheduled for March 2008.

      At the Special Meeting, stockholders will vote upon a proposal to authorize the Board of Directors to effect a reverse stock split of the Company's common stock within a specified range of rates at such time as it deems appropriate, if at all, before the end of 2008 (the "Reverse Stock Split Amendment"), and an amendment to increase the authorized common stock of the Company.

      The record date for the meeting is January 11, 2008.

      On December 14, 2007, the Company filed substantially similar proxy soliciting materials for the Special Meeting. However, as explained in a letter to the Office Of Electronic Data Gathering and Analysis filed as correspondence (and faxed) December 17, 2007 (transmitted by e-mail to cfitedgar@sec.gov on January 4, 2008), the submission was incorrectly tagged and coded as "definitive
Schedule 14A."

      On December 28, 2007, I discussed the filing with Mr. Max Webb, Assistant Director of the unit responsible for review of the Company's filings, who requested a legal opinion as to validity and effectiveness of the Reverse Stock Split Amendment under Delaware law. I am submitting the legal opinion of Richards, Layton & Finger, P.A., members of the bar of the State of Delaware, with this letter in response to Mr. Webb's request.

      Please direct your comments, if any, or questions concerning this filing to the undersigned (212) 561-3638, or in my absence, Vincent McGill (212) 561-3604, or fax them to (212) 779-9928, 9930 or 9931.


                                                            Very truly yours,

                                                            /s/Mark Orenstein